Unaudited Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 457,877	$ 605,467
Restricted cash	3,158	3,561
Trade accounts receivable, net of allowance for doubtful receivables of $2,948 at December 31, 2013 and $2,948 at June 30, 2014	326,552	289,718
Other current assets (Note 4)	188,439	110,971
Total current assets	976,026	1,009,717
FIXED ASSETS, NET:
Advances for drillships under construction and related costs (Note 5)	561,878	662,313
Drilling rigs, drillships, machinery and equipment, net (Note 6)	6,366,301	5,777,025
Total fixed assets, net	6,928,179	6,439,338
OTHER NON-CURRENT ASSETS:
Restricted cash	75,000	50,000
Financial instruments (Note 9)	9,531	13,517
Intangible assets, net	5,454	6,175
Other non-current assets (Note 7)	123,629	101,703
Total non-current assets, net	213,614	171,395
Total assets	8,117,819	7,620,450
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 8)	20,880	85,401
Accounts payable and other current liabilities	139,221	89,988
Accrued liabilities	198,230	214,137
Deferred revenue	164,238	123,862
Financial instruments (Note 9)	25,896	30,266
Total current liabilities	548,465	543,654
NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs (Note 8)	4,376,552	3,907,835
Financial instruments (Note 9)	11,309	15,557
Deferred revenue	140,630	152,226
Other non-current liabilities	15,636	21,335
Total non-current liabilities	4,544,127	4,096,953
COMMITMENTS AND CONTINGENCIES (Note 14)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2013 and June 30, 2014, nil issued and outstanding at December 31, 2013 and June 30, 2014	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2013 and June 30, 2014, 131,875,128 and 131,877,678 issued and outstanding at December 31, 2013 and June 30, 2014, respectively (Note 10)	1,319	1,319
Additional paid-in capital	3,494,099	3,492,650
Accumulated other comprehensive loss	(22,446)	(23,454)
Accumulated deficit	(447,745)	(490,672)
Total stockholders' equity	3,025,227	2,979,843
Total liabilities and stockholders' equity	$ 8,117,819	$ 7,620,450